Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Parenthetical) (Detail) - Samarco dam failure [member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Disclosure of exceptional items [line items]
Change in estimate	$ (76)	$ (560)
Exchange translation	6	131
Funding provided during the period	(47)
Utilisation of the Samarco dam failure provision	(168)	$ (285)
Continuation of reparatory and compensatory programs [member]
Disclosure of exceptional items [line items]
Utilisation of the Samarco dam failure provision	(164)
Dam Stabilisation and Expert Costs [member]
Disclosure of exceptional items [line items]
Utilisation of the Samarco dam failure provision	$ (4)